Transactions with Related Parties - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Capital Ship Management Corp [Member]
Related Party Transaction [Line Items]
Sales and purchase fee	1.00%
Commercial service fee	1.25%
Additional fees related to unforeseen events	$ 1,016	$ 246
M/T Attikos - Claim Proceeds [Member]
Related Party Transaction [Line Items]
Additional fees related to unforeseen events		$ 710